Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity	Stock option activity under the Plans for the periods presented is as follows:

	Options Outstanding
	Shares Subject to Options Outstanding	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance as of December 31, 2020	215,625	$0.47	9.6	—
Conversion of options due to business combination	(11,322)

Balance as of January 1, 2021, as converted	204,303	$0.50
Granted	1,277,540	10.75
Exercised	(3,000)	0.50
Forfeited	(2,368)	0.50

Balance as of December 31, 2021	1,476,475	$9.35	9.4	$884

Schedule of Stock Options Awards Valuation Assumptions
The Black-Scholes option pricing model assumptions used in evaluating our awards to employees are as follows:

Year Ended December 31, 2021
Expected Term (Years)	6.02
Expected Volatility	42%
Risk-free interest rate	1.22%
Dividend Yield	—

Summary of Equity-based Compensation Expense
Equity-based compensation expense in the statement of operations is summarized as follows:

	Year Ended December 31,
	2021	2020
Research and development	$250	$105
Sales and marketing	6	—
General and administrative	390	128

Total equity-based compensation expense	$646	$233